Summary of Status of Stock Options Under Twenty Twelve Plan and Twenty Zero Two Plan (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Shares
Granted	446,868
Exercised	(3,088,490)	(973,270)	(149,385)
Stock options under the Plan, the 2002 Plan, and the 1992 Plan
Shares
Options Outstanding, at beginning of the year	15,302,474
Granted	446,868
Exercised	(3,088,490)
Forfeited, Expired or Cancelled	(668,041)
Options Outstanding, at the end of year	11,992,811
Options Exercisable at the end of year	8,688,985
Weighted average exercise price per share
Options Outstanding, Beginning Balance	$ 52.53
Granted	$ 52.69
Exercised	$ 47.43
Forfeited, Expired or Cancelled	$ 56.30
Options Outstanding, Ending Balance	$ 53.64
Options Exercisable, at the end of the year	$ 55.52
Weighted average remaining contractual term (years)
Options Outstanding, at the end of the year	5 years 6 months
Options Exercisable, at the end of the year	4 years 8 months 12 days
Aggregate intrinsic value
Options Outstanding, at the end of year	$ 110.5
Options Exercisable at end of the year	$ 66.9